Other Receivables, Prepayments and Deposits (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Receivables [Abstract]
Schedule of Other Receivables, Prepayments and Deposits
	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Other receivables	$25,727	$5,687
Prepayments	$848	$(814)
Total other receivables, prepayments and deposits	$26,575	$4,873
Prepaid expenses and deposits consisted of the following as at March 31, 2017:
	2017	2016
Other receivables	$5,687	$-
Prepayments	$(814)	$-
Total prepaid expenses and deposits	$4,873	$-